SUMMARY OF MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Disclosure of detailed information about property, plant and equipment
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Buildings	25 to 40 years
Production equipment	3 to 10 years
Other equipment	3 to 10 years

	Note	Land	Buildings and leaseholds	Production equipment	Other equipment	Total
Cost:
Balance, at March 31, 2022		$34,676	$161,158	$37,310	$79,532	$312,676
Additions		—	31,109	7,155	17,840	56,104
Acquisition of subsidiaries	5	—	50	23	476	549
Disposals		(118)	(1,008)	(3,263)	(7,995)	(12,384)
Exchange and other adjustments		2,043	8,338	1,613	3,785	15,779
Balance, at March 31, 2023		$36,601	$199,647	$42,838	$93,638	$372,724
Additions		4,400	30,559	7,248	16,623	58,830
Acquisition of subsidiaries	5	843	10,404	4,039	2,305	17,591
Disposals		(2,083)	(14,630)	(526)	(6,227)	(23,466)
Exchange and other adjustments		(34)	245	865	(3,916)	(2,840)
Balance, at March 31, 2024		$39,727	$226,225	$54,464	$102,423	$422,839

		Land	Buildings and leaseholds	Production equipment	Other equipment	Total
Depreciation:
Balance, at March 31, 2022		$—	$(34,660)	$(11,232)	$(44,661)	$(90,553)
Depreciation expense		—	(8,428)	(6,337)	(10,825)	(25,590)
Disposals		—	540	2,879	7,505	10,924
Exchange and other adjustments		—	(1,742)	(832)	(1,812)	(4,386)
Balance, at March 31, 2023		$—	$(44,290)	$(15,522)	$(49,793)	$(109,605)
Depreciation expense		—	(9,344)	(7,070)	(12,041)	(28,455)
Disposals		—	7,114	111	5,979	13,204
Exchange and other adjustments		—	(260)	(272)	(474)	(1,006)
Balance, at March 31, 2024		$—	$(46,780)	$(22,753)	$(56,329)	$(125,862)
Net book value:
At March 31, 2024		$39,727	$179,445	$31,711	$46,094	$296,977
At March 31, 2023		$36,601	$155,357	$27,316	$43,845	$263,119